Other Post-Employment Benefits - Disclosure of Detailed Information About Other Post Employment Benefits Recognized in Statements of Other Comprehensive income Loss Explanatory (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial loss (income) on accrued post employment benefit liability	$ (49.6)	$ 13.8
Other Post Employment Benefits [Member]
Amounts recognized in other comprehensive (income) loss, were as follows
Actuarial loss (income) on accrued post employment benefit liability	$ 3.3	$ (22.8)